Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Amounts receivable	$ (1,102)	$ 0
Other assets	(340)	(300)
Accounts payable and accrued liabilities	1,049	317
Changes in other assets and liabilities	(393)	17
Acquisition of royalty interests	$ 315	$ 0